Financial Liabilities and Lease Debts - Schedule of reconciliation of movements of liabilities to cash flows arising from financing liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
BPI Refundable Advance Agreement [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	$ 3,189
Interest expense financial liabilities and lease debts	196
Currency translation adjustment financial liabilities and lease debts	423
Financial liabilities and lease debts, Ending balance	3,808
Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	8,385
Debt repayments financial liabilities and lease debts	(4,254)
Reclassifications financial liabilities and lease debts	2,966
Interest expense financial liabilities and lease debts	1,164
Interest paid financial liabilities and lease debts	(1,164)
Currency translation adjustment financial liabilities and lease debts	380
Financial liabilities and lease debts, Ending balance	7,477
Non Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	34,245
Reclassifications financial liabilities and lease debts	(2,966)
Currency translation adjustment financial liabilities and lease debts	984
Financial liabilities and lease debts, Ending balance	32,264
Current Portion of State-Guaranteed Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	4,841
Debt repayments financial liabilities and lease debts	(2,531)
Other non-cash movements financial liabilities and lease debts	9
Reclassifications financial liabilities and lease debts	2,539
Interest expense financial liabilities and lease debts	78
Interest paid financial liabilities and lease debts	(87)
Currency translation adjustment financial liabilities and lease debts	620
Financial liabilities and lease debts, Ending balance	5,469
Non-Current Portion of State-Guaranteed Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	3,599
Reclassifications financial liabilities and lease debts	(2,539)
Currency translation adjustment financial liabilities and lease debts	278
Financial liabilities and lease debts, Ending balance	1,338
European Investment Bank Loan [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	37,202
Other non-cash movements financial liabilities and lease debts	(11)
Interest expense financial liabilities and lease debts	2,302
Currency translation adjustment financial liabilities and lease debts	4,924
Financial liabilities and lease debts, Ending balance	44,417
European Investment Bank Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	6,010
Non-cash change in fair value financial liabilities and lease debts	(1,209)
Currency translation adjustment financial liabilities and lease debts	683
Financial liabilities and lease debts, Ending balance	5,484
Other Current Financial Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	11,293
Debt repayments financial liabilities and lease debts	(67)
Other non-cash movements financial liabilities and lease debts	41
Reclassifications financial liabilities and lease debts	72
Interest expense financial liabilities and lease debts	247
Interest paid financial liabilities and lease debts	(258)
Currency translation adjustment financial liabilities and lease debts	1,433
Financial liabilities and lease debts, Ending balance	12,761
Other Non-Current Financial Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	881
Reclassifications financial liabilities and lease debts	(72)
Financial liabilities and lease debts, Ending balance	809
Total Current Financial Liabilities and Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	24,519
Debt repayments financial liabilities and lease debts	(6,852)
Other non-cash movements financial liabilities and lease debts	50
Reclassifications financial liabilities and lease debts	5,577
Interest expense financial liabilities and lease debts	1,489
Interest paid financial liabilities and lease debts	(1,509)
Currency translation adjustment financial liabilities and lease debts	2,433
Financial liabilities and lease debts, Ending balance	25,707
Total Non-Current Financial Liabilities and Non-Current Lease Debts [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Financial liabilities and lease debts, Beginning balance	85,127
Other non-cash movements financial liabilities and lease debts	(11)
Reclassifications financial liabilities and lease debts	(5,577)
Interest expense financial liabilities and lease debts	2,498
Non-cash change in fair value financial liabilities and lease debts	(1,209)
Currency translation adjustment financial liabilities and lease debts	7,292
Financial liabilities and lease debts, Ending balance	$ 88,120